Schedule of Investments PIMCO Municipal Income Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.1% ¤
MUNICIPAL BONDS & NOTES 168.8%
ALABAMA 7.6%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035	$3,000	$3,586
5.000% due 09/01/2036	3,000	3,586
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	750	867
7.900% due 10/01/2050 (c)	15,000	15,424
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,394	1,500
5.250% due 05/01/2044	1,000	1,159

		26,122

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(a)	900	37

ARIZONA 4.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	901
5.000% due 01/01/2043	550	507
5.000% due 01/01/2054	1,000	1,039
5.500% due 01/01/2054	1,500	1,333
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,100	1,309
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,100	1,192
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	4,028
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,629
5.000% due 07/01/2044	1,150	1,422

		14,360

ARKANSAS 1.1%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (b)	5,500	3,778

CALIFORNIA 8.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	10,000	10,758
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,419
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,480	1,482
6.125% due 06/01/2038	1,000	1,001
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	2,000	2,279
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	1,000	1,245
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	1,000	1,008
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	95	95
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,861
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,323
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,960	2,433
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	591

		28,495

COLORADO 5.0%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	1,500	1,714

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	10,000	11,332
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,000	2,269
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,154
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	763

		17,232

CONNECTICUT 2.3%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2035	2,000	2,572
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2000 0.050% due 07/01/2030	2,800	2,800
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 07/01/2042	2,500	2,588

		7,960

DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,250	1,404

FLORIDA 3.8%
Florida Development Finance Corp. Revenue Bonds, Series 2019 7.375% due 01/01/2049	650	708
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,650	1,879
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,139
4.000% due 07/01/2046	1,000	1,135
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	1,095
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,500	1,619
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,190
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,400	1,574
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,779

		13,118

GEORGIA 4.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	1,600	1,208
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	2,249
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,397
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	10,176

		16,030

HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,702

ILLINOIS 15.3%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	3,000	3,116
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,635
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,976
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,698
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,571
5.500% due 01/01/2034	2,300	2,597
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,295
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	3,000	3,101
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	945	684
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,000	1,128
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	2,314

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	9,500	11,579
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	3,458
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	2,000	1,240
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	990
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	3,500	4,311

		52,693

INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,250	1,186
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,129

		2,315

IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	2,663	3,035

KANSAS 1.0%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(a)	715	154
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	3,085	3,385

		3,539

LOUISIANA 4.6%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,000	3,451
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	4,000	4,521
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	4,421
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	854
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,654
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	850	895

		15,796

MAINE 0.6%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,082
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,000	1,139

		2,221

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2056	500	605

MASSACHUSETTS 4.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,155
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,744
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 0.000% due 11/15/2056 (b)(e)	100	64
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046	2,300	2,585
5.000% due 01/01/2047	1,000	1,143
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	3,000	3,650
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	2,500	3,101

		15,442

MICHIGAN 4.8%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,525	1,868
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,455
5.000% due 12/01/2031	1,200	1,465

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,281
4.000% due 02/15/2050	1,750	1,992
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	13,400	1,787
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (d)	2,328	2,807
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027	72	89
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	15,000	741

		16,485

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,708

MISSOURI 1.5%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	3,360
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2037	510	588
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	1,182

		5,130

NEBRASKA 1.0%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	2,400	3,452

NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)	4,200	4,744
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	10,500	1,138

		5,882

NEW JERSEY 14.3%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	2,983	3,416
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,952
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	16,550	17,775
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,171
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	1,500	1,140
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,444
5.250% due 06/15/2043	1,000	1,244
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	3,000	3,680
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,830
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	297
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,248
5.000% due 06/01/2046	6,000	7,035
5.250% due 06/01/2046	3,500	4,225

		49,457

NEW YORK 25.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	14,295	14,347
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	4,000	4,578
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,017
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,433
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	2,867	2,740
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	1,154
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	750	935
New York City, General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,250

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045 (d)	4,800	5,776
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	14,083
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,096
New York Liberty Development Corp., Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	4,416
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	7,565
5.000% due 11/15/2044	10,000	10,056
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	3,000	3,469
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	3,000	3,384
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	460	527
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047	2,000	2,309
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	575	653
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2043	1,500	1,746
New York State Urban Development Corp. Revenue Bonds, Series 2004 0.050% due 03/15/2033	1,000	1,000
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	1,250	1,461

		87,995

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	850	856

OHIO 7.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,127
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	24,000	3,845
5.000% due 06/01/2055	4,870	5,517
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	4,000	4,426
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,000	1,032
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,324
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,574
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	1,000	1,150

		23,995

OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	500	590

PENNSYLVANIA 6.6%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	2,269
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038	1,150	884
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,500	1,837
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,100	1,360
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	5,218
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2047	3,000	3,844
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,063
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,164
5.625% due 07/01/2042	1,000	1,032

		22,671

PUERTO RICO 6.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	28,000	1,841
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(a)	5,000	4,325

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(a)	1,295	732
Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2006
5.000% due 07/01/2023 ^(a)	315	146
5.000% due 07/01/2037 ^(a)	750	348
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041	1,000	1,070
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	17,255	5,697
4.750% due 07/01/2053	6,485	7,272

		21,431

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,342
5.000% due 06/01/2050	1,000	1,102

		2,444

SOUTH CAROLINA 1.9%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,467
5.500% due 12/01/2053	1,100	1,209

		6,676

TENNESSEE 3.9%
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	1,063
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	700	740
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,961
5.250% due 09/01/2024	5,000	5,671

		13,435

TEXAS 12.4%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	590	583
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,500	1,888
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,151
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,200	1,205
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	5,500	6,025
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	340
4.000% due 08/15/2035 (d)	800	906
4.000% due 08/15/2036 (d)	600	678
4.000% due 08/15/2037 (d)	900	1,015
4.000% due 08/15/2040 (d)	900	1,010
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,692
5.000% due 01/01/2048	1,250	1,481
Plano, Texas Special Assessment Bonds, Series 2021 4.375% due 09/15/2051	750	759
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2006 0.050% due 08/01/2037	2,350	2,350
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,225
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (d)	6,400	7,144
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	566
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,870
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,935	5,738
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (d)	3,200	3,257

		42,883

UTAH 3.8%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,967
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	4,000	4,603

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	550	643

		13,213

VIRGINIA 3.6%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,145
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,850	4,459
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	23,000	1,372
5.500% due 07/01/2044	1,000	1,094
5.500% due 07/01/2049	500	545
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,400	3,911

		12,526

WASHINGTON 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2021 4.000% due 07/01/2058	2,155	2,426

WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,144
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	1,500	1,679

		2,823

WISCONSIN 5.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,445
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	2,296
7.000% due 07/01/2048	750	722
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	7,500	708
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 07/01/2056	500	564
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	1,111
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (b)	10,000	3,642
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,819
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	2,000	2,270
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	3,644

		20,221

Total Municipal Bonds & Notes (Cost $524,223)		582,183

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.3%		922

Total Short-Term Instruments (Cost $922)		922

Total Investments in Securities (Cost $525,145)		583,105

Total Investments 169.1% (Cost $525,145)		$583,105
Auction Rate Preferred Shares (48.3)%		(166,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (6.7)%		(23,242)
Other Assets and Liabilities, net (14.1)%		(48,335)

Net Assets Applicable to Common Shareholders 100.0%		$344,828

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$3,449	$3,416	0.99%
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000			11/15/2056	07/20/2007	5	64	0.02

						$3,454	$3,480	1.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$922	U.S. Treasury Notes 0.250% due 09/30/2023	$(940)	$922	$922

Total Repurchase Agreements						$(940)	$922	$922

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$26,122	$0	$26,122
	Alaska			0	37	0	37
	Arizona			0	14,360	0	14,360
	Arkansas			0	3,778	0	3,778
	California			0	28,495	0	28,495
	Colorado			0	17,232	0	17,232
	Connecticut			0	7,960	0	7,960
	District of Columbia			0	1,404	0	1,404
	Florida			0	13,118	0	13,118
	Georgia			0	16,030	0	16,030
	Hawaii			0	1,702	0	1,702
	Illinois			0	52,693	0	52,693
	Indiana			0	2,315	0	2,315
	Iowa			0	3,035	0	3,035
	Kansas			0	3,539	0	3,539
	Louisiana			0	15,796	0	15,796
	Maine			0	2,221	0	2,221
	Maryland			0	605	0	605
	Massachusetts			0	15,442	0	15,442
	Michigan			0	16,485	0	16,485
	Minnesota			0	1,708	0	1,708
	Missouri			0	5,130	0	5,130
	Nebraska			0	3,452	0	3,452
	Nevada			0	5,882	0	5,882
	New Jersey			0	49,457	0	49,457
	New York			0	87,995	0	87,995
	North Dakota			0	856	0	856
	Ohio			0	23,995	0	23,995
	Oregon			0	590	0	590
	Pennsylvania			0	22,671	0	22,671

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Puerto Rico	0	21,431	0	21,431
Rhode Island	0	2,444	0	2,444
South Carolina	0	6,676	0	6,676
Tennessee	0	13,435	0	13,435
Texas	0	42,883	0	42,883
Utah	0	13,213	0	13,213
Virginia	0	12,526	0	12,526
Washington	0	2,426	0	2,426
West Virginia	0	2,823	0	2,823
Wisconsin	0	20,221	0	20,221
Short-Term Instruments
Repurchase Agreements	0	922	0	922

Total Investments	$0	$583,105	$0	$583,105

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

Notes to Financial Statements (Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	PSF	Public School Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced